UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21712

CLOUGH GLOBAL EQUITY FUND

 (Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202

 (Address of principal executive offices) (Zip code)

Erin E. Douglas

Clough Global Equity Fund

1625 Broadway, Suite 2200

Denver, Colorado 80202

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: April 27, 2005 – June 30, 2005

Item 1 – Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clough Global Equity Fund

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	August 30, 2005